Schedule of Investments(a)
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.51%
Aerospace & Defense–1.82%
Curtiss-Wright Corp.	380,580	$67,229,457
Apparel Retail–0.88%
Boot Barn Holdings, Inc.(b)	484,496	32,630,806
Apparel, Accessories & Luxury Goods–1.61%
Oxford Industries, Inc.	528,964	59,698,877
Application Software–6.90%
Box, Inc., Class A(b)	895,879	24,591,879
Confluent, Inc., Class A(b)	492,677	11,346,351
HashiCorp, Inc., Class A(b)(c)	319,203	8,714,242
Manhattan Associates, Inc.(b)	597,764	75,282,398
Paylocity Holding Corp.(b)	376,997	82,121,257
Samsara, Inc., Class A(b)	957,795	9,127,786
Sprout Social, Inc., Class A(b)	740,790	43,928,847
		255,112,760
Asset Management & Custody Banks–1.76%
Hamilton Lane, Inc., Class A	882,599	65,206,414
Auto Parts & Equipment–1.03%
Visteon Corp.(b)	259,064	38,030,595
Biotechnology–3.14%
Cytokinetics, Inc.(b)	317,505	13,493,963
Halozyme Therapeutics, Inc.(b)	1,392,293	79,722,697
IVERIC bio, Inc.(b)	259,229	6,122,989
Karuna Therapeutics, Inc.(b)	71,674	16,865,609
		116,205,258
Building Products–1.07%
Advanced Drainage Systems, Inc.	404,945	39,384,951
Casinos & Gaming–1.78%
DraftKings, Inc., Class A(b)	753,191	11,538,886
Red Rock Resorts, Inc., Class A	1,205,159	54,304,465
		65,843,351
Commodity Chemicals–0.96%
Olin Corp.	621,097	35,390,107
Construction & Engineering–5.43%
Comfort Systems USA, Inc.	304,407	38,586,631
Valmont Industries, Inc.	198,028	67,064,162
WillScot Mobile Mini Holdings Corp.(b)	1,975,527	95,240,157
		200,890,950
Data Processing & Outsourced Services–2.87%
ExlService Holdings, Inc.(b)	357,537	66,930,926
WNS (Holdings) Ltd., ADR (India)(b)	462,452	38,993,953
		105,924,879
Distillers & Vintners–1.32%
MGP Ingredients, Inc.	389,018	48,650,591
Diversified Support Services–0.52%
Driven Brands Holdings, Inc.(b)	630,623	19,177,245
Shares		Value
Education Services–0.54%
Duolingo, Inc.(b)	287,885	$20,056,948
Electronic Equipment & Instruments–1.76%
Novanta, Inc.(b)	412,634	65,093,013
Environmental & Facilities Services–4.25%
Casella Waste Systems, Inc., Class A(b)	1,156,517	99,564,549
Clean Harbors, Inc.(b)	481,003	57,720,360
		157,284,909
Food Distributors–1.66%
Performance Food Group Co.(b)	1,008,732	61,512,477
Footwear–1.16%
Deckers Outdoor Corp.(b)	69,841	27,858,178
On Holding AG, Class A (Switzerland)(b)	779,112	15,130,355
		42,988,533
General Merchandise Stores–0.61%
Ollie’s Bargain Outlet Holdings, Inc.(b)	369,506	22,502,915
Health Care Equipment–10.25%
AtriCure, Inc.(b)	755,565	34,423,541
Axonics, Inc.(b)	1,165,172	79,790,979
CONMED Corp.	142,882	11,837,774
Globus Medical, Inc., Class A(b)	727,060	53,722,463
Inari Medical, Inc.(b)	356,327	26,218,541
Inspire Medical Systems, Inc.(b)	343,815	83,055,389
iRhythm Technologies, Inc.(b)	171,014	18,649,077
Shockwave Medical, Inc.(b)	281,019	71,266,418
		378,964,182
Health Care Facilities–2.27%
Acadia Healthcare Co., Inc.(b)	566,727	50,472,707
Surgery Partners, Inc.(b)	1,186,952	33,602,611
		84,075,318
Health Care Services–2.45%
AMN Healthcare Services, Inc.(b)	327,682	40,534,263
Option Care Health, Inc.(b)	1,060,341	31,926,868
Privia Health Group, Inc.(b)	760,097	18,189,121
		90,650,252
Health Care Supplies–0.67%
Lantheus Holdings, Inc.(b)	125,850	7,812,768
Silk Road Medical, Inc.(b)	320,682	17,076,316
		24,889,084
Health Care Technology–1.07%
Doximity, Inc., Class A(b)	390,518	13,273,707
Evolent Health, Inc., Class A(b)	916,160	26,376,246
		39,649,953
Hypermarkets & Super Centers–1.02%
BJ’s Wholesale Club Holdings, Inc.(b)	499,009	37,545,437
Industrial Machinery–3.39%
Chart Industries, Inc.(b)	273,866	39,160,100
Evoqua Water Technologies Corp.(b)	1,351,845	58,791,739

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Industrial Machinery–(continued)
RBC Bearings, Inc.(b)	116,123	$27,517,667
		125,469,506
Investment Banking & Brokerage–0.63%
LPL Financial Holdings, Inc.	97,618	23,107,157
IT Consulting & Other Services–1.05%
Globant S.A.(b)	207,790	38,935,690
Leisure Facilities–1.03%
Planet Fitness, Inc., Class A(b)	487,354	38,189,059
Life Sciences Tools & Services–3.53%
Medpace Holdings, Inc.(b)	303,670	63,737,296
Repligen Corp.(b)	373,122	66,729,139
		130,466,435
Managed Health Care–1.07%
HealthEquity, Inc.(b)	621,022	39,422,477
Movies & Entertainment–1.11%
World Wrestling Entertainment, Inc., Class A	512,614	40,947,606
Oil & Gas Exploration & Production–5.17%
Matador Resources Co.	1,435,884	95,285,262
PDC Energy, Inc.	670,256	49,813,426
SM Energy Co.	1,064,715	45,899,864
		190,998,552
Oil & Gas Refining & Marketing–0.59%
PBF Energy, Inc., Class A	545,508	21,694,853
Oil & Gas Storage & Transportation–0.75%
New Fortress Energy, Inc.	543,540	27,666,186
Paper Packaging–0.88%
Graphic Packaging Holding Co.	1,421,762	32,672,091
Personal Products–1.14%
elf Beauty, Inc.(b)	766,865	42,146,900
Pharmaceuticals–1.43%
Harmony Biosciences Holdings, Inc.(b)	439,457	26,266,345
Intra-Cellular Therapies, Inc.(b)	487,273	26,419,942
		52,686,287
Property & Casualty Insurance–2.33%
Hanover Insurance Group, Inc. (The)	154,543	22,764,184
Kinsale Capital Group, Inc.	205,821	63,436,090
		86,200,274
Regional Banks–2.17%
Pinnacle Financial Partners, Inc.	485,920	40,763,829
Wintrust Financial Corp.	432,457	39,539,543
		80,303,372
Research & Consulting Services–0.88%
KBR, Inc.	626,019	32,346,402
Restaurants–0.84%
Wingstop, Inc.	187,684	31,063,579
Semiconductors–5.28%
Impinj, Inc.(b)	683,520	87,182,976
Shares		Value
Semiconductors–(continued)
Lattice Semiconductor Corp.(b)	1,067,699	$77,760,518
MACOM Technology Solutions Holdings, Inc.(b)	442,041	30,363,796
		195,307,290
Soft Drinks–0.99%
Celsius Holdings, Inc.(b)	327,951	36,514,064
Specialized REITs–1.07%
National Storage Affiliates Trust	525,905	20,936,278
Outfront Media, Inc.	1,018,730	18,632,572
		39,568,850
Specialty Chemicals–1.15%
Livent Corp.(b)	1,518,945	42,515,271
Specialty Stores–0.57%
Academy Sports & Outdoors, Inc.	419,624	21,182,620
Systems Software–2.21%
CyberArk Software Ltd.(b)	463,742	69,130,020
Gitlab, Inc., Class A(b)	319,387	12,631,756
		81,761,776
Trading Companies & Distributors–0.63%
H&E Equipment Services, Inc.	8,048	337,453
Herc Holdings, Inc.	179,836	23,049,580
		23,387,033
Trucking–0.82%
Saia, Inc.(b)	124,806	30,401,494
Total Common Stocks & Other Equity Interests (Cost $2,865,547,973)		3,679,544,086
Money Market Funds–0.51%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e)	7,244,484	7,244,484
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(d)(e)	3,297,545	3,298,535
Invesco Treasury Portfolio, Institutional Class, 3.76%(d)(e)	8,279,410	8,279,410
Total Money Market Funds (Cost $18,820,704)		18,822,429
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $2,884,368,677)		3,698,366,515
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 3.83%(d)(e)(f)	89,309	89,309
Invesco Private Prime Fund, 4.15%(d)(e)(f)	229,405	229,451
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $318,738)		318,760
TOTAL INVESTMENTS IN SECURITIES–100.03% (Cost $2,884,687,415)		3,698,685,275
OTHER ASSETS LESS LIABILITIES—(0.03)%		(1,293,119)
NET ASSETS–100.00%		$3,697,392,156
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,276,475	$140,196,789	$(174,228,780)	$-	$-	$7,244,484	$405,185
Invesco Liquid Assets Portfolio, Institutional Class	27,605,645	100,140,563	(124,449,128)	(7,533)	8,988	3,298,535	279,312
Invesco Treasury Portfolio, Institutional Class	47,173,115	160,224,902	(199,118,607)	-	-	8,279,410	462,451
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	579,616	2,976,031	(3,466,338)	-	-	89,309	769*
Invesco Private Prime Fund	1,490,441	7,658,233	(8,919,367)	22	122	229,451	2,073*
Total	$118,125,292	$411,196,518	$(510,182,220)	$(7,511)	$9,110	$19,141,189	$1,149,790

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,679,544,086	$—	$—	$3,679,544,086
Money Market Funds	18,822,429	318,760	—	19,141,189
Total Investments	$3,698,366,515	$318,760	$—	$3,698,685,275
Invesco Discovery Fund